FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets / liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB	RMB	RMB	RMB
Cash equivalents:
— Fixed rate time deposits	5,000	—	—	5,000
Short-term investment:
— Fixed rate time deposits	894,540	—	—	894,540

	899,540	—	—	899,540

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB	RMB	RMB	RMB
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	153,002	153,002
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	61,425	61,425

	—	—	214,427	214,427

	Fair value measurement at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
— Fixed rate time deposits	20,000	—	—	20,000	3,210
Short-term investment:
— Fixed rate time deposits	222,701	—	—	222,701	35,746

	242,701	—	—	242,701	38,956

	Fair value measurement at December 31, 2012 using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	91,747	91,747	14,726
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	46,315	46,315	7,434
— Contingent consideration payable in relation to the acquisition of Fastweb	—	—	52,476	52,476	8,424

	—	—	190,538	190,538	30,584

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2011	136,741
Contingent purchase consideration payable—Managed Network Entities (Note 4)	169,168
Contingent purchase consideration payable—Gehua (Note 4)	77,469
Payment of cash consideration	(82,195)
Payment of stock consideration (Note 17)	(20,156)
Reclassification to equity upon resolution of contingencies	(129,785)
Changes in the fair value	63,185
Transfers in and/or out of Level 3	—

Fair value at December 31, 2011	214,427
Contingent purchase consideration payable—Fastweb (Note 4)	116,040
Changes in the fair value	17,430
Payment of cash consideration	(59,598)
Reclassification to equity upon resolution of contingencies	(97,761)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2012	190,538

Fair value at December 31, 2012 (US$)	30,584